Annual Total Returns [BarChart] - LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2015	(8.59%)
2016	6.24%
2017	18.08%
2018	(9.12%)
2019	19.68%
2020	7.32%